SHARE-BASED COMPENSATION - Summary of Restricted Shares Activity (Detail) - Restricted shares [Member] - 2021 Share Incentive Plan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Shares, Unvested Beginning Balance	20,253,867
Number of Restricted Shares, Granted	19,717,509
Number of Restricted Shares, Vested	(10,364,457)
Number of Restricted Shares, Forfeited	(829,515)
Number of Restricted Shares, Unvested Ending Balance	28,777,404	20,253,867
Weighted-Average Grant Date Fair Value, Beginning Balance	$ 2.83
Weighted-Average Grant Date Fair Value, Granted	1.78	$ 2.49	$ 4.12
Weighted-Average Grant Date Fair Value, Vested	2.82
Weighted-Average Grant Date Fair Value, Forfeited	2.14
Weighted-Average Grant Date Fair Value, Ending Balance	$ 2.14	$ 2.83